RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Deposits, classified as cash and cash equivalents	$ 690,000,000		$ 690,000,000		$ 384,000,000
Parent company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions	0		0		0
Deposits, classified as cash and cash equivalents	690,000,000		690,000,000		$ 384,000,000
Interest income on deposits	4,000,000	$ 1,000,000	7,000,000	$ 3,000,000
Base management fee expense	13,000,000	7,000,000	26,000,000	13,000,000
Dividends recognised as distributions to owners	41,000,000	0	184,000,000	0
Parent company | Hedges of net investment in foreign operations | Elected for hedge accounting
Disclosure of transactions between related parties [line items]
Unrealised gain (loss) on hedging instrument	$ 0	$ 5,000,000	$ 0	$ (9,000,000)